Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Fixed-rate debt, Amount	$ 48,803	$ 43,898
Floating-rate debt, Amount	7,743	7,042
Total	$ 56,546	$ 50,940
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	3.00%	2.70%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	6.10%	5.90%
Interest Rate Swap
Borrowings
Notional amount	$ 6,725	$ 6,525